GLOBAL X FUNDS
(the “Trust”)

Global X PureCapSM MSCI Consumer Discretionary ETF (GXPD) (the “Fund”)

SUPPLEMENT DATED JULY 29, 2025
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED JULY 15, 2025, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of July 30, 2025 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.25%
Expense Reimbursement and/or Fee Waiver:[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1 Other Expenses are based on estimated amounts for the current fiscal year.

2 Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$48

GLOBAL X FUNDS
(the “Trust”)

Global X PureCapSM MSCI Communication Services ETF (GXPC) (the “Fund”)

SUPPLEMENT DATED JULY 29, 2025
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED JULY 15, 2025, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of July 30, 2025 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.25%
Expense Reimbursement and/or Fee Waiver:[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1 Other Expenses are based on estimated amounts for the current fiscal year.

2 Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$48

GLOBAL X FUNDS
(the “Trust”)

Global X PureCapSM MSCI Information Technology ETF (GXPT) (the “Fund”)

SUPPLEMENT DATED JULY 29, 2025
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED JULY 15, 2025, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of July 30, 2025 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.25%
Expense Reimbursement and/or Fee Waiver:[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1 Other Expenses are based on estimated amounts for the current fiscal year.

2 Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$48

GLOBAL X FUNDS
(the “Trust”)

Global X PureCapSM MSCI Consumer Staples ETF (GXPS) (the “Fund”)

SUPPLEMENT DATED JULY 29, 2025
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED JULY 15, 2025, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of July 30, 2025 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.25%
Expense Reimbursement and/or Fee Waiver:[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1 Other Expenses are based on estimated amounts for the current fiscal year.

2 Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$48

GLOBAL X FUNDS
(the “Trust”)

Global X PureCapSM MSCI Energy ETF (GXPE) (the “Fund”)

SUPPLEMENT DATED JULY 29, 2025
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED JULY 15, 2025, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of July 30, 2025 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.25%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.25%
Expense Reimbursement and/or Fee Waiver:[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.15%

1 Other Expenses are based on estimated amounts for the current fiscal year.

2 Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2027.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$15	$48

GLOBAL X FUNDS
(the “Trust”)

Global X PureCapSM MSCI Consumer Discretionary ETF (GXPD)
Global X PureCapSM MSCI Communication Services ETF (GXPC)
Global X PureCapSM MSCI Information Technology ETF (GXPT)
Global X PureCapSM MSCI Consumer Staples ETF (GXPS)
Global X PureCapSM MSCI Energy ETF (GXPE)

SUPPLEMENT DATED JULY 29, 2025

TO THE STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST (EACH, A “FUND” AND TOGETHER, THE “FUNDS”) DATED JULY 15, 2025, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

1. As of July 30, 2025 (the “Effective Date”), the section of the Funds’ Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Funds only as shown below:

Each Fund pays the Adviser a fee ("Management Fee") for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund will pay a monthly Management Fee to the Adviser at the annual rate set forth in the table below (stated as a percentage of each Fund's respective average daily net assets).

Fund	Management Fee*
Global X PureCapSM MSCI Consumer Discretionary ETF	0.25%
Global X PureCapSM MSCI Communication Services ETF	0.25%
Global X PureCapSM MSCI Information Technology ETF	0.25%
Global X PureCapSM MSCI Consumer Staples ETF	0.25%
Global X PureCap℠ MSCI Energy ETF	0.25%
* Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for each Fund to the extent necessary to assure that the operating expenses of each Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the average daily net assets of each Fund per year until at least April 1, 2027.

2. As of the Effective Date, the section of the Funds’ SAI titled “MANAGEMENT OF THE TRUST - INVESTMENT ADVISER” is hereby revised with respect to the Funds only as shown below:

Each Fund pays the Adviser a fee ("Management Fee") in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay a monthly Management Fee to the Adviser at annual rates set forth in the table below (stated as a percentage of each Fund's respective average daily net assets).

Fund	Management Fee*
Global X PureCapSM MSCI Consumer Discretionary ETF	0.25%
Global X PureCapSM MSCI Communication Services ETF	0.25%
Global X PureCapSM MSCI Information Technology ETF	0.25%
Global X PureCapSM MSCI Consumer Staples ETF	0.25%
Global X PureCap℠ MSCI Energy ETF	0.25%

* Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for each Fund to the extent necessary to assure that the operating expenses of each Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the average daily net assets of each Fund per year until at least April 1, 2027.